Stockholders' Equity	6 Months Ended
Jun. 30, 2015
Stockholders' Equity [Abstract]
Stockholders' Equity

7.Stockholders’ Equity

On January 30, 2015 and April 30, 2015 the Company paid dividends of $0.50 per share each or $2,000 in total, on its 8.00% Series B Preferred Shares. On January 30, 2015 and April 30, 2015 the Company paid dividends of $0.55469 per share each or $2,219 in total, on its 8.875% Series C Preferred Shares. During the six month period ended June 30, 2014, the Company paid two dividends of $0.50 per share each or $2,000 in total, on its 8% Series B Preferred Shares and two dividends, the first of $0.73958 per share or $1,480 in total and the second dividend of $0.55469 per share or $1,109 in total, on its 8.875% Series C Preferred Shares.

On February 19, 2015 the Company paid dividends of $0.06 per share of common stock outstanding, which were declared in November 2014. On March 19, 2015, the Company declared dividends of $0.06 per share of common stock outstanding, which were paid on May 28, 2015 to shareholders of record as of May 21, 2015. On May 22, 2015 the Company declared dividends of $0.06 per common share payable on September 10, 2015 to shareholders of record as of September 3, 2015. During the six -month period ended June 30, 2014 the Company paid common dividends totaling $4,152 and declared common dividends of $4,231 in total which were paid in August, 2014.

On April 22, 2015, the Company completed an offering of 3,400,000 of its 8.75% Series D Cumulative Perpetual Preferred Shares, par value $1.00 per share, liquidation preference $25.00 per share, raising $81,798, net of underwriter’s discount and other expenses.

On May 30, 2014, at the annual general meeting of shareholders, the shareholders approved the amendment of the Company’s Memorandum of Association in order to increase the authorized share capital from US$100,000 consisting of 85 million common shares of a par value of $1.00 each and 15 million preferred shares of a par value of $1.00 each, to US$200,000, consisting of 185 million common shares of a par value of $1.00 each and 15 million preferred shares of a par value of $1.00 each.

From January 1, 2014 up to January 17, 2014, the Company sold 1,077,847 common shares for proceeds, net of commissions, of $7,124 under a distribution agency agreement entered into in August 2013. This agreement provides for the offer and sale from time to time of up to 4,000,000 common shares of the Company, par value $1.00 per share, at market prices.

On February 5, 2014, the Company completed an offering of 12,995,000 common shares, including 1,695,000 common shares issued upon the exercise in full by the underwriters of their option to purchase additional shares, at a price of $6.65 per share, for net proceeds of $81,952.

On April 29, 2014, the Company completed an offering of 11,000,000 common shares, at a price of $7.30 per share, for net proceeds of $76,419. On May 22, 2014, the underwriters exercised their option to purchase 1,650,000 additional shares at the same price for net proceeds of $11,503.